VANECK RARE EARTH AND STRATEGIC METALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.6%
Australia : 23.6%
AVZ Minerals Ltd. ∞ 52,906,510 $ 3,576,505
Iluka Resources Ltd. † 10,187,330 42,776,328
Liontown Resources Ltd. * † 72,915,192 47,526,837
Lynas Rare Earths Ltd. * 6,171,698 68,677,012
Pilbara Minerals Ltd. * † 37,924,112 63,420,067
225,976,749
Brazil : 2.3%
Sigma Lithium Corp. (USD) *
† 3,485,232 22,340,337
Underline
Canada : 9.0%
Lithium Americas Corp.
(USD) * † 10,889,346 62,178,166
Lithium Argentina AG
(USD) * † 7,230,773 24,150,782
86,328,948
Chile : 4.9%
Sociedad Quimica y Minera
de Chile SA (ADR) * † 1,094,198 47,028,630
Underline
China : 27.6%
Baoji Titanium Industry Co.
Ltd. 7,810,493 35,702,800
China Northern Rare Earth
Group High-Tech Co. Ltd. 9,546,226 64,781,946
Ganfeng Lithium Group Co.
Ltd. (HKD) 144A † 8,616,640 47,702,791
Jinduicheng Molybdenum
Co. Ltd. 17,122,474 37,212,435
Shenghe Resources Holding
Co. Ltd. 12,130,531 39,299,632
Number
of Shares Value
China (continued)
Xiamen Tungsten Co. Ltd. 9,577,016 $ 39,879,617
264,579,221
France : 3.9%
Eramet SA † 568,636 37,623,151
Underline
Germany : 4.0%
Vulcan Energy Resources
Ltd. (AUD) * † 9,651,816 38,346,354
Underline
Netherlands : 4.2%
AMG Critical Materials NV 1,187,327 40,175,171
Underline
United States : 20.1%
Albemarle Corp. † 737,736 59,815,635
IperionX Ltd. (ADR) * † 830,731 40,996,575
MP Materials Corp. * † 1,069,563 71,735,590
Tronox Holdings PLC 4,956,834 19,926,473
192,474,273
Total Common Stocks
(Cost: $793,520,480) 954,872,834
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.5%
Money Market Fund: 4.5%
(Cost: $43,259,427)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 43,259,427 43,259,427
Total Investments: 104.1%
(Cost: $836,779,907) 998,132,261
Liabilities in excess of other assets: (4.1)% (39,517,986)
NET ASSETS: 100.0% $ 958,614,275
Definitions:
ADR American Depositary Receipt
AUD Australia Dollar
HKD Hong Kong Dollar
USD United States Dollar
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Security fully or partially on loan. Total market value of securities on loan is $228,473,913.
* Non-income producing
(a) Rate shown is the 1-day yield as of 09/30/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $47,702,791, or 5.0% of net assets.